John Hancock
Multi-Index Lifetime Portfolios
Quarterly portfolio holdings 11/30/2020

Portfolios' investments
MULTI-INDEX 2065 LIFETIME PORTFOLIO

As of 11-30-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 58.7%
Equity - 58.7%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	8,361	$109,531

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $97,754)		$109,531
UNAFFILIATED INVESTMENT COMPANIES - 39.8%
Exchange-traded funds - 39.8%
Financial Select Sector SPDR Fund	88	2,453
iShares JP Morgan USD Emerging Markets Bond ETF	11	1,257
iShares MSCI Global Min Vol Factor ETF	34	3,237
Schwab U.S. Large-Cap Growth ETF	32	3,941
Vanguard Dividend Appreciation ETF	16	2,214
Vanguard FTSE All World ex-US Small-Cap ETF	38	4,401
Vanguard FTSE Developed Markets ETF	43	1,939
Vanguard FTSE Emerging Markets ETF	209	9,940
Vanguard Health Care ETF	12	2,588
Vanguard Information Technology ETF	7	2,347
Vanguard Intermediate-Term Corporate Bond ETF	20	1,943
Vanguard Mid-Cap ETF	73	14,577
Vanguard S&P 500 ETF	49	16,299
Vanguard Small-Cap ETF	23	4,184
Vanguard Total Bond Market ETF	18	1,593
Xtrackers USD High Yield Corporate Bond ETF	25	1,238

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $66,726)		$74,151
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.0%
U.S. Government - 1.0%
U.S. Treasury STRIPS, PO, 1.577%, 02/15/2047	1,000	660
U.S. Treasury STRIPS, PO, 1.594%, 11/15/2048	1,000	639
U.S. Treasury STRIPS, PO, 1.622%, 05/15/2050	1,000	618

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,986)		$1,917
SHORT-TERM INVESTMENTS - 14.1%
Short-term funds - 14.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0153% (C)	26,329	26,329

TOTAL SHORT-TERM INVESTMENTS (Cost $26,329)		$26,329
Total investments (Cost $192,795) - 113.6%		$211,928
Other assets and liabilities, net - (13.6%)		(25,340)
TOTAL NET ASSETS - 100.0%		$186,588
MULTI-INDEX 2060 LIFETIME PORTFOLIO

As of 11-30-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 58.5%
Equity - 58.5%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	2,364,052	$30,969,075

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $27,233,715)		$30,969,075
UNAFFILIATED INVESTMENT COMPANIES - 40.0%
Exchange-traded funds - 40.0%
Financial Select Sector SPDR Fund	24,914	694,602
iShares JP Morgan USD Emerging Markets Bond ETF	2,867	327,555
iShares MSCI Global Min Vol Factor ETF	9,756	928,966
Schwab U.S. Large-Cap Growth ETF	9,228	1,136,428
Vanguard Dividend Appreciation ETF	4,783	661,776
Vanguard FTSE All World ex-US Small-Cap ETF (D)	11,026	1,277,031
Vanguard FTSE Developed Markets ETF	12,333	556,095
Vanguard FTSE Emerging Markets ETF	59,242	2,817,550
Vanguard Health Care ETF	3,553	766,240
Vanguard Information Technology ETF	2,150	720,960
Vanguard Intermediate-Term Corporate Bond ETF	5,235	508,685
Vanguard Mid-Cap ETF	20,783	4,149,949
Vanguard S&P 500 ETF	14,051	4,673,925
Vanguard Small-Cap ETF	6,732	1,224,551
Vanguard Total Bond Market ETF	4,727	418,292
Xtrackers USD High Yield Corporate Bond ETF	6,609	327,278

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $18,117,016)		$21,189,883
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.4%
U.S. Government - 1.4%
U.S. Treasury STRIPS, PO, 1.577%, 02/15/2047	273,200	180,230
U.S. Treasury STRIPS, PO, 1.579%, 05/15/2047	274,300	180,119
U.S. Treasury STRIPS, PO, 1.581%, 08/15/2046	65,100	43,243
U.S. Treasury STRIPS, PO, 1.594%, 11/15/2048	281,300	179,641
U.S. Treasury STRIPS, PO, 1.622%, 05/15/2050	221,000	136,653

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $656,851)		$719,886
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 0.1952% (C)(E)	1,194	11,950
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0153% (C)	16,082	16,082

TOTAL SHORT-TERM INVESTMENTS (Cost $28,032)		$28,032
Total investments (Cost $46,035,614) - 99.9%		$52,906,876
Other assets and liabilities, net - 0.1%		37,293
TOTAL NET ASSETS - 100.0%		$52,944,169
2	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTI-INDEX 2055 LIFETIME PORTFOLIO

As of 11-30-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 58.5%
Equity - 58.5%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	5,914,552	$77,480,629

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $68,959,892)		$77,480,629
UNAFFILIATED INVESTMENT COMPANIES - 40.0%
Exchange-traded funds - 40.0%
Financial Select Sector SPDR Fund	62,367	1,738,792
iShares JP Morgan USD Emerging Markets Bond ETF	7,125	814,031
iShares MSCI Global Min Vol Factor ETF	24,421	2,325,368
Schwab U.S. Large-Cap Growth ETF	23,048	2,838,361
Vanguard Dividend Appreciation ETF	11,973	1,656,584
Vanguard FTSE All World ex-US Small-Cap ETF	27,628	3,199,875
Vanguard FTSE Developed Markets ETF	30,964	1,396,167
Vanguard FTSE Emerging Markets ETF	148,286	7,052,482
Vanguard Health Care ETF	8,873	1,913,551
Vanguard Information Technology ETF	5,370	1,800,722
Vanguard Intermediate-Term Corporate Bond ETF	13,028	1,265,931
Vanguard Mid-Cap ETF	52,147	10,412,712
Vanguard S&P 500 ETF	35,174	11,700,279
Vanguard Small-Cap ETF	16,900	3,074,110
Vanguard Total Bond Market ETF	11,758	1,040,465
Xtrackers USD High Yield Corporate Bond ETF	16,450	814,604

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $44,130,023)		$53,044,034
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.4%
U.S. Government - 1.4%
U.S. Treasury STRIPS, PO, 1.577%, 02/15/2047	685,000	451,895
U.S. Treasury STRIPS, PO, 1.579%, 05/15/2047	687,800	451,644
U.S. Treasury STRIPS, PO, 1.581%, 08/15/2046	162,300	107,809
U.S. Treasury STRIPS, PO, 1.594%, 11/15/2048	706,100	450,923
U.S. Treasury STRIPS, PO, 1.622%, 05/15/2050	554,000	342,560

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,637,882)		$1,804,831
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0153% (C)	202,245	202,245

TOTAL SHORT-TERM INVESTMENTS (Cost $202,245)		$202,245
Total investments (Cost $114,930,042) - 100.0%		$132,531,739
Other assets and liabilities, net - 0.0%		29,781
TOTAL NET ASSETS - 100.0%		$132,561,520
MULTI-INDEX 2050 LIFETIME PORTFOLIO

As of 11-30-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 58.5%
Equity - 58.5%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,858,259	$102,943,193

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $92,152,394)		$102,943,193
UNAFFILIATED INVESTMENT COMPANIES - 40.0%
Exchange-traded funds - 40.0%
Financial Select Sector SPDR Fund	82,863	2,310,220
iShares JP Morgan USD Emerging Markets Bond ETF	9,456	1,080,348
iShares MSCI Global Min Vol Factor ETF	32,445	3,089,413
Schwab U.S. Large-Cap Growth ETF	30,442	3,748,932
Vanguard Dividend Appreciation ETF	15,907	2,200,893
Vanguard FTSE All World ex-US Small-Cap ETF	36,479	4,224,998
Vanguard FTSE Developed Markets ETF	40,804	1,839,852
Vanguard FTSE Emerging Markets ETF	197,577	9,396,762
Vanguard Health Care ETF	11,754	2,534,868
Vanguard Information Technology ETF	7,108	2,383,526
Vanguard Intermediate-Term Corporate Bond ETF	17,280	1,679,098
Vanguard Mid-Cap ETF	69,013	13,780,515
Vanguard S&P 500 ETF	46,732	15,544,932
Vanguard Small-Cap ETF	22,294	4,055,279
Vanguard Total Bond Market ETF	15,621	1,382,302
Xtrackers USD High Yield Corporate Bond ETF	21,829	1,080,972

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $58,238,094)		$70,332,910
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.3%
U.S. Government - 1.3%
U.S. Treasury STRIPS, PO, 1.577%, 02/15/2047	911,200	601,119
U.S. Treasury STRIPS, PO, 1.579%, 05/15/2047	915,500	601,163
U.S. Treasury STRIPS, PO, 1.581%, 08/15/2046	217,100	144,210
U.S. Treasury STRIPS, PO, 1.594%, 11/15/2048	939,500	599,974
U.S. Treasury STRIPS, PO, 1.622%, 05/15/2050	737,000	455,716

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,170,505)		$2,402,182
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0153% (C)	349,418	349,418

TOTAL SHORT-TERM INVESTMENTS (Cost $349,418)		$349,418
Total investments (Cost $152,910,411) - 100.0%		$176,027,703
Other assets and liabilities, net - (0.0%)		(69,709)
TOTAL NET ASSETS - 100.0%		$175,957,994
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	3

MULTI-INDEX 2045 LIFETIME PORTFOLIO

As of 11-30-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 58.5%
Equity - 58.5%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	10,424,913	$136,566,366

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $122,272,166)		$136,566,366
UNAFFILIATED INVESTMENT COMPANIES - 40.1%
Exchange-traded funds - 40.1%
Financial Select Sector SPDR Fund	109,928	3,064,793
iShares JP Morgan USD Emerging Markets Bond ETF	12,592	1,438,636
iShares MSCI Global Min Vol Factor ETF	43,045	4,098,745
Schwab U.S. Large-Cap Growth ETF	40,826	5,027,722
Vanguard Dividend Appreciation ETF	21,105	2,920,088
Vanguard FTSE All World ex-US Small-Cap ETF	48,774	5,649,005
Vanguard FTSE Developed Markets ETF	54,374	2,451,724
Vanguard FTSE Emerging Markets ETF	261,618	12,442,550
Vanguard Health Care ETF	15,730	3,392,332
Vanguard Information Technology ETF	9,519	3,192,006
Vanguard Intermediate-Term Corporate Bond ETF	23,030	2,237,825
Vanguard Mid-Cap ETF	92,138	18,398,116
Vanguard S&P 500 ETF	61,995	20,622,017
Vanguard Small-Cap ETF	29,776	5,416,254
Vanguard Total Bond Market ETF	20,768	1,837,760
Xtrackers USD High Yield Corporate Bond ETF	29,045	1,438,308

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $77,412,603)		$93,627,881
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.4%
U.S. Government - 1.4%
U.S. Treasury STRIPS, PO, 1.577%, 02/15/2047	1,206,900	796,192
U.S. Treasury STRIPS, PO, 1.579%, 05/15/2047	1,211,800	795,729
U.S. Treasury STRIPS, PO, 1.581%, 08/15/2046	287,400	190,907
U.S. Treasury STRIPS, PO, 1.594%, 11/15/2048	1,244,300	794,623
U.S. Treasury STRIPS, PO, 1.622%, 05/15/2050	976,000	603,499

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,869,194)		$3,180,950
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0153% (C)	362,170	362,170

TOTAL SHORT-TERM INVESTMENTS (Cost $362,170)		$362,170
Total investments (Cost $202,916,133) - 100.1%		$233,737,367
Other assets and liabilities, net - (0.1%)		(300,490)
TOTAL NET ASSETS - 100.0%		$233,436,877
MULTI-INDEX 2040 LIFETIME PORTFOLIO

As of 11-30-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 56.1%
Equity - 56.1%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	10,846,351	$142,087,198

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $127,029,701)		$142,087,198
UNAFFILIATED INVESTMENT COMPANIES - 41.3%
Exchange-traded funds - 41.3%
Financial Select Sector SPDR Fund	119,282	3,325,582
iShares Global Infrastructure ETF	3,146	135,278
iShares JP Morgan USD Emerging Markets Bond ETF	28,631	3,271,092
iShares MSCI Global Min Vol Factor ETF	46,679	4,444,774
Schwab U.S. Large-Cap Growth ETF	41,774	5,144,468
Vanguard Dividend Appreciation ETF	22,901	3,168,582
Vanguard Energy ETF	9,248	460,735
Vanguard FTSE All World ex-US Small-Cap ETF	51,650	5,982,103
Vanguard FTSE Developed Markets ETF	70,813	3,192,958
Vanguard FTSE Emerging Markets ETF	245,923	11,696,098
Vanguard Global ex-U.S. Real Estate ETF	2,528	133,756
Vanguard Health Care ETF	16,916	3,648,105
Vanguard Information Technology ETF	10,153	3,404,605
Vanguard Intermediate-Term Corporate Bond ETF (D)	46,536	4,521,903
Vanguard Materials ETF	2,102	319,966
Vanguard Mid-Cap ETF	92,676	18,505,546
Vanguard Real Estate ETF	4,373	367,332
Vanguard S&P 500 ETF	62,726	20,865,177
Vanguard Small-Cap ETF	32,641	5,937,398
Vanguard Total Bond Market ETF	29,435	2,604,703
Xtrackers USD High Yield Corporate Bond ETF	67,912	3,363,002

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $86,820,722)		$104,493,163
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.4%
U.S. Government - 2.4%
U.S. Treasury STRIPS, PO, 1.577%, 02/15/2047	2,290,900	1,511,307
U.S. Treasury STRIPS, PO, 1.579%, 05/15/2047	2,300,500	1,510,624
U.S. Treasury STRIPS, PO, 1.581%, 08/15/2046	546,200	362,817
U.S. Treasury STRIPS, PO, 1.594%, 11/15/2048	2,361,700	1,508,206
U.S. Treasury STRIPS, PO, 1.622%, 05/15/2050	1,854,000	1,146,400

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $5,463,702)		$6,039,354
SHORT-TERM INVESTMENTS - 0.4%
Short-term funds - 0.4%
John Hancock Collateral Trust, 0.1952% (C)(E)	3,933	39,360
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0153% (C)	1,019,692	1,019,692

TOTAL SHORT-TERM INVESTMENTS (Cost $1,059,053)		$1,059,052
Total investments (Cost $220,373,178) - 100.2%		$253,678,767
Other assets and liabilities, net - (0.2%)		(508,418)
TOTAL NET ASSETS - 100.0%		$253,170,349
4	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTI-INDEX 2035 LIFETIME PORTFOLIO

As of 11-30-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 51.7%
Equity - 51.7%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,699,997	$153,269,961

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $136,248,532)		$153,269,961
UNAFFILIATED INVESTMENT COMPANIES - 44.6%
Exchange-traded funds - 44.6%
Financial Select Sector SPDR Fund	110,329	3,075,973
iShares Global Infrastructure ETF	9,016	387,688
iShares JP Morgan USD Emerging Markets Bond ETF	61,644	7,042,827
iShares MSCI Global Min Vol Factor ETF	61,333	5,840,128
Schwab U.S. Large-Cap Growth ETF	44,070	5,427,221
Vanguard Dividend Appreciation ETF	29,884	4,134,750
Vanguard Energy ETF	24,809	1,235,984
Vanguard FTSE All World ex-US Small-Cap ETF	56,410	6,533,406
Vanguard FTSE Developed Markets ETF	94,946	4,281,115
Vanguard FTSE Emerging Markets ETF	212,277	10,095,894
Vanguard Global ex-U.S. Real Estate ETF	7,201	381,005
Vanguard Health Care ETF	17,921	3,864,843
Vanguard Information Technology ETF	9,444	3,166,857
Vanguard Intermediate-Term Corporate Bond ETF	115,855	11,257,630
Vanguard Materials ETF	5,920	901,142
Vanguard Mid-Cap ETF	91,334	18,237,573
Vanguard Real Estate ETF	13,012	1,093,008
Vanguard S&P 500 ETF	66,851	22,237,317
Vanguard Small-Cap ETF	32,891	5,982,873
Vanguard Total Bond Market ETF	106,225	9,399,850
Xtrackers USD High Yield Corporate Bond ETF	157,619	7,805,293

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $112,303,420)		$132,382,377
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.5%
U.S. Government - 3.5%
U.S. Treasury STRIPS, PO, 1.577%, 02/15/2047	3,897,500	2,571,181
U.S. Treasury STRIPS, PO, 1.579%, 05/15/2047	3,913,800	2,569,998
U.S. Treasury STRIPS, PO, 1.581%, 08/15/2046	928,600	616,829
U.S. Treasury STRIPS, PO, 1.594%, 11/15/2048	4,019,200	2,566,702
U.S. Treasury STRIPS, PO, 1.622%, 05/15/2050	3,154,000	1,950,240

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $9,304,454)		$10,274,950
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0153% (C)	825,521	825,521

TOTAL SHORT-TERM INVESTMENTS (Cost $825,521)		$825,521
Total investments (Cost $258,681,927) - 100.1%		$296,752,809
Other assets and liabilities, net - (0.1%)		(209,172)
TOTAL NET ASSETS - 100.0%		$296,543,637
MULTI-INDEX 2030 LIFETIME PORTFOLIO

As of 11-30-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 46.3%
Equity - 46.3%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,431,440	$149,751,862

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $131,649,316)		$149,751,862
UNAFFILIATED INVESTMENT COMPANIES - 49.0%
Exchange-traded funds - 49.0%
Financial Select Sector SPDR Fund	113,271	3,157,995
iShares Global Infrastructure ETF	15,932	685,076
iShares JP Morgan USD Emerging Markets Bond ETF	94,409	10,786,228
iShares MSCI Global Min Vol Factor ETF	108,580	10,338,988
Schwab U.S. Large-Cap Growth ETF	40,794	5,023,781
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	47,530	1,537,596
Vanguard Dividend Appreciation ETF	53,038	7,338,338
Vanguard Energy ETF	43,078	2,146,146
Vanguard FTSE All World ex-US Small-Cap ETF	56,006	6,486,615
Vanguard FTSE Developed Markets ETF	103,618	4,672,136
Vanguard FTSE Emerging Markets ETF	158,404	7,533,694
Vanguard Global ex-U.S. Real Estate ETF	12,612	667,301
Vanguard Health Care ETF	22,535	4,859,898
Vanguard Information Technology ETF	9,845	3,301,324
Vanguard Intermediate-Term Corporate Bond ETF	202,900	19,715,793
Vanguard Materials ETF	10,175	1,548,839
Vanguard Mid-Cap ETF	79,830	15,940,454
Vanguard Real Estate ETF	22,530	1,892,520
Vanguard S&P 500 ETF	41,140	13,684,810
Vanguard Small-Cap ETF	28,797	5,238,174
Vanguard Total Bond Market ETF	204,070	18,058,154
Xtrackers USD High Yield Corporate Bond ETF	274,908	13,613,444

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $138,713,091)		$158,227,304
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.6%
U.S. Government - 4.6%
U.S. Treasury STRIPS, PO, 1.577%, 02/15/2047	5,603,300	3,696,497
U.S. Treasury STRIPS, PO, 1.579%, 05/15/2047	5,627,100	3,695,037
U.S. Treasury STRIPS, PO, 1.581%, 08/15/2046	1,335,600	887,181
U.S. Treasury STRIPS, PO, 1.594%, 11/15/2048	5,777,900	3,689,826
U.S. Treasury STRIPS, PO, 1.622%, 05/15/2050	4,535,000	2,804,166

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $13,415,839)		$14,772,707
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0153% (C)	1,104,997	1,104,997
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	5

MULTI-INDEX 2030 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $1,104,997)	$1,104,997
Total investments (Cost $284,883,243) - 100.2%	$323,856,870
Other assets and liabilities, net - (0.2%)	(730,024)
TOTAL NET ASSETS - 100.0%	$323,126,846
MULTI-INDEX 2025 LIFETIME PORTFOLIO

As of 11-30-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 40.2%
Equity - 40.2%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	8,259,907	$108,204,788

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $92,926,090)		$108,204,788
UNAFFILIATED INVESTMENT COMPANIES - 53.8%
Exchange-traded funds - 53.8%
Financial Select Sector SPDR Fund	78,653	2,192,846
Invesco Senior Loan ETF	158,138	3,480,617
iShares Global Infrastructure ETF	18,674	802,982
iShares JP Morgan USD Emerging Markets Bond ETF	103,160	11,786,030
iShares MSCI Global Min Vol Factor ETF	125,307	11,931,733
Schwab U.S. Large-Cap Growth ETF	26,268	3,234,904
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	52,277	1,691,161
Vanguard Dividend Appreciation ETF	60,773	8,408,552
Vanguard Energy ETF	52,006	2,590,939
Vanguard FTSE All World ex-US Small-Cap ETF	40,551	4,696,617
Vanguard FTSE Developed Markets ETF	73,228	3,301,851
Vanguard FTSE Emerging Markets ETF	74,193	3,528,619
Vanguard Global ex-U.S. Real Estate ETF	14,549	769,788
Vanguard Health Care ETF (D)	15,995	3,449,482
Vanguard Information Technology ETF	6,799	2,279,909
Vanguard Intermediate-Term Corporate Bond ETF	244,243	23,733,092
Vanguard Materials ETF	11,654	1,773,972
Vanguard Mid-Cap ETF	52,640	10,511,155
Vanguard Real Estate ETF	27,051	2,272,284
Vanguard S&P 500 ETF	8,609	2,863,698
Vanguard Short-Term Corporate Bond ETF	46,606	3,876,221
Vanguard Small-Cap ETF	20,161	3,667,286
Vanguard Total Bond Market ETF	200,679	17,758,085
Xtrackers USD High Yield Corporate Bond ETF	287,666	14,245,220

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $130,546,717)		$144,847,043
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.8%
U.S. Government - 5.8%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	1,577,583	1,624,931
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	1,076,270	1,138,408
MULTI-INDEX 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	458,467	$486,751
U.S. Treasury STRIPS, PO, 1.577%, 02/15/2047	4,701,900	3,101,842
U.S. Treasury STRIPS, PO, 1.579%, 05/15/2047	4,722,000	3,100,703
U.S. Treasury STRIPS, PO, 1.581%, 08/15/2046	1,121,200	744,765
U.S. Treasury STRIPS, PO, 1.594%, 11/15/2048	4,848,200	3,096,110
U.S. Treasury STRIPS, PO, 1.622%, 05/15/2050	3,805,000	2,352,779

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $14,366,022)		$15,646,289
SHORT-TERM INVESTMENTS - 0.5%
Short-term funds - 0.5%
John Hancock Collateral Trust, 0.1952% (C)(E)	77,645	777,005
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0153% (C)	529,667	529,667

TOTAL SHORT-TERM INVESTMENTS (Cost $1,305,385)		$1,306,672
Total investments (Cost $239,144,214) - 100.3%		$270,004,792
Other assets and liabilities, net - (0.3%)		(704,549)
TOTAL NET ASSETS - 100.0%		$269,300,243
MULTI-INDEX 2020 LIFETIME PORTFOLIO

As of 11-30-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 27.2%
Equity - 27.2%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,184,186	$41,712,841

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $34,532,823)		$41,712,841
UNAFFILIATED INVESTMENT COMPANIES - 66.3%
Exchange-traded funds - 66.3%
Financial Select Sector SPDR Fund	42,437	1,183,144
Invesco Senior Loan ETF	144,921	3,189,711
iShares Global Infrastructure ETF	14,310	615,330
iShares JP Morgan USD Emerging Markets Bond ETF	71,849	8,208,748
iShares MSCI Global Min Vol Factor ETF	92,629	8,820,133
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	36,407	1,177,766
Vanguard Dividend Appreciation ETF	43,493	6,017,691
Vanguard Energy ETF	42,022	2,093,536
Vanguard FTSE All World ex-US Small-Cap ETF	18,438	2,135,489
Vanguard FTSE Developed Markets ETF	73,672	3,321,870
Vanguard FTSE Emerging Markets ETF	34,387	1,635,446
Vanguard Global ex-U.S. Real Estate ETF	12,024	636,190
Vanguard Health Care ETF	9,754	2,103,548
Vanguard Information Technology ETF	3,608	1,209,871
Vanguard Intermediate-Term Corporate Bond ETF	198,925	19,329,542
Vanguard Materials ETF	8,517	1,296,458
6	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTI-INDEX 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard Mid-Cap ETF	24,148	$4,821,873
Vanguard Real Estate ETF	21,159	1,777,356
Vanguard S&P 500 ETF	1,651	549,189
Vanguard Short-Term Corporate Bond ETF	56,318	4,683,968
Vanguard Small-Cap ETF	10,192	1,853,925
Vanguard Total Bond Market ETF	174,254	15,419,736
Xtrackers USD High Yield Corporate Bond ETF	195,075	9,660,114

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $94,390,668)		$101,740,634
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.3%
U.S. Government - 6.3%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	1,902,887	1,959,998
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	1,297,794	1,372,722
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	553,183	587,311
U.S. Treasury STRIPS, PO, 1.577%, 02/15/2047	2,219,800	1,464,402
U.S. Treasury STRIPS, PO, 1.579%, 05/15/2047	2,229,300	1,463,871
U.S. Treasury STRIPS, PO, 1.581%, 08/15/2046	528,700	351,193
U.S. Treasury STRIPS, PO, 1.594%, 11/15/2048	2,289,700	1,462,226
U.S. Treasury STRIPS, PO, 1.622%, 05/15/2050	1,796,000	1,110,536

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $9,040,470)		$9,772,259
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0153% (C)	443,921	443,921

TOTAL SHORT-TERM INVESTMENTS (Cost $443,921)		$443,921
Total investments (Cost $138,407,882) - 100.1%		$153,669,655
Other assets and liabilities, net - (0.1%)		(210,306)
TOTAL NET ASSETS - 100.0%		$153,459,349
MULTI-INDEX 2015 LIFETIME PORTFOLIO

As of 11-30-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 22.9%
Equity - 22.9%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	873,599	$11,444,148

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $9,600,193)		$11,444,148
UNAFFILIATED INVESTMENT COMPANIES - 70.3%
Exchange-traded funds - 70.3%
Invesco Senior Loan ETF	64,519	1,420,063
iShares Global Infrastructure ETF	4,161	178,923
iShares JP Morgan USD Emerging Markets Bond ETF	25,747	2,941,595
iShares MSCI Global Min Vol Factor ETF	33,998	3,237,290
MULTI-INDEX 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	13,039	$421,812
Vanguard Dividend Appreciation ETF	15,921	2,202,830
Vanguard Energy ETF	12,571	626,287
Vanguard FTSE All World ex-US Small-Cap ETF	5,160	597,631
Vanguard FTSE Developed Markets ETF	21,172	954,645
Vanguard FTSE Emerging Markets ETF	5,449	259,154
Vanguard Global ex-U.S. Real Estate ETF	3,547	187,672
Vanguard Intermediate-Term Corporate Bond ETF	76,913	7,473,636
Vanguard Materials ETF	2,739	416,931
Vanguard Mid-Cap ETF	5,760	1,150,157
Vanguard Real Estate ETF	6,254	525,336
Vanguard S&P 500 ETF	724	240,831
Vanguard Short-Term Corporate Bond ETF	28,048	2,332,752
Vanguard Small-Cap ETF	2,710	492,949
Vanguard Total Bond Market ETF	67,222	5,948,475
Xtrackers USD High Yield Corporate Bond ETF	69,603	3,446,741

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $33,244,618)		$35,055,710
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.6%
U.S. Government - 6.6%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	945,693	974,073
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	645,609	682,883
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	275,080	292,051
U.S. Treasury STRIPS, PO, 1.577%, 02/15/2047	510,400	336,711
U.S. Treasury STRIPS, PO, 1.579%, 05/15/2047	512,100	336,271
U.S. Treasury STRIPS, PO, 1.581%, 08/15/2046	121,400	80,641
U.S. Treasury STRIPS, PO, 1.594%, 11/15/2048	526,300	336,101
U.S. Treasury STRIPS, PO, 1.622%, 05/15/2050	413,000	255,374

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,112,455)		$3,294,105
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0153% (C)	101,879	101,879

TOTAL SHORT-TERM INVESTMENTS (Cost $101,879)		$101,879
Total investments (Cost $46,059,145) - 100.0%		$49,895,842
Other assets and liabilities, net - 0.0%		2,522
TOTAL NET ASSETS - 100.0%		$49,898,364
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	7

MULTI-INDEX 2010 LIFETIME PORTFOLIO

As of 11-30-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 17.0%
Equity - 17.0%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	447,871	$5,867,104

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,063,457)		$5,867,104
UNAFFILIATED INVESTMENT COMPANIES - 75.3%
Exchange-traded funds - 75.3%
Invesco Senior Loan ETF	58,223	1,281,488
iShares Global Infrastructure ETF	2,939	126,377
iShares JP Morgan USD Emerging Markets Bond ETF	19,012	2,172,121
iShares MSCI Global Min Vol Factor ETF	23,517	2,239,289
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	9,628	311,466
Vanguard Dividend Appreciation ETF	10,956	1,515,872
Vanguard Energy ETF	9,250	460,835
Vanguard FTSE All World ex-US Small-Cap ETF	3,095	358,463
Vanguard FTSE Developed Markets ETF	18,041	813,469
Vanguard FTSE Emerging Markets ETF	1,926	91,601
Vanguard Global ex-U.S. Real Estate ETF	2,494	131,958
Vanguard Intermediate-Term Corporate Bond ETF	59,277	5,759,946
Vanguard Materials ETF	1,921	292,415
Vanguard Mid-Cap ETF	2,790	557,107
Vanguard Real Estate ETF	4,438	372,792
Vanguard S&P 500 ETF	456	151,684
Vanguard Short-Term Corporate Bond ETF	26,051	2,166,662
Vanguard Small-Cap ETF	1,574	286,311
Vanguard Total Bond Market ETF	48,637	4,303,888
Xtrackers USD High Yield Corporate Bond ETF	50,767	2,513,982

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $24,774,002)		$25,907,726
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.6%
U.S. Government - 7.6%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	880,519	906,946
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	600,888	635,579
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	255,935	271,725
U.S. Treasury STRIPS, PO, 1.577%, 02/15/2047	303,100	199,955
U.S. Treasury STRIPS, PO, 1.579%, 05/15/2047	303,900	199,556
U.S. Treasury STRIPS, PO, 1.581%, 08/15/2046	71,900	47,759
U.S. Treasury STRIPS, PO, 1.594%, 11/15/2048	312,100	199,310
U.S. Treasury STRIPS, PO, 1.622%, 05/15/2050	245,000	151,493

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,503,809)		$2,612,323
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0153% (C)	37,177	37,177
MULTI-INDEX 2010 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $37,177)	$37,177
Total investments (Cost $32,378,445) - 100.0%	$34,424,330
Other assets and liabilities, net - 0.0%	4,618
TOTAL NET ASSETS - 100.0%	$34,428,948
Percentages are based upon net assets.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 11-30-20.
(D)	All or a portion of this security is on loan as of 11-30-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
8	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

Notes to Portfolios' investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. ETFs held by the portfolios are valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of November 30, 2020, by major security category or type:
	Total value at 11-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2065 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$109,531	$109,531	—	—
Unaffiliated investment companies	74,151	74,151	—	—
U.S. Government and Agency obligations	1,917	—	$1,917	—
Short-term investments	26,329	26,329	—	—
Total investments in securities	$211,928	$210,011	$1,917	—

Multi-Index 2060 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$30,969,075	$30,969,075	—	—
Unaffiliated investment companies	21,189,883	21,189,883	—	—
U.S. Government and Agency obligations	719,886	—	$719,886	—
Short-term investments	28,032	28,032	—	—
Total investments in securities	$52,906,876	$52,186,990	$719,886	—

Multi-Index 2055 Lifetime Portfolio
Investments in securities:
Assets
|	9

	Total value at 11-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2055 Lifetime Portfolio (continued)
Affiliated investment companies	$77,480,629	$77,480,629	—	—
Unaffiliated investment companies	53,044,034	53,044,034	—	—
U.S. Government and Agency obligations	1,804,831	—	$1,804,831	—
Short-term investments	202,245	202,245	—	—
Total investments in securities	$132,531,739	$130,726,908	$1,804,831	—

Multi-Index 2050 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$102,943,193	$102,943,193	—	—
Unaffiliated investment companies	70,332,910	70,332,910	—	—
U.S. Government and Agency obligations	2,402,182	—	$2,402,182	—
Short-term investments	349,418	349,418	—	—
Total investments in securities	$176,027,703	$173,625,521	$2,402,182	—

Multi-Index 2045 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$136,566,366	$136,566,366	—	—
Unaffiliated investment companies	93,627,881	93,627,881	—	—
U.S. Government and Agency obligations	3,180,950	—	$3,180,950	—
Short-term investments	362,170	362,170	—	—
Total investments in securities	$233,737,367	$230,556,417	$3,180,950	—

Multi-Index 2040 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$142,087,198	$142,087,198	—	—
Unaffiliated investment companies	104,493,163	104,493,163	—	—
U.S. Government and Agency obligations	6,039,354	—	$6,039,354	—
Short-term investments	1,059,052	1,059,052	—	—
Total investments in securities	$253,678,767	$247,639,413	$6,039,354	—

Multi-Index 2035 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$153,269,961	$153,269,961	—	—
Unaffiliated investment companies	132,382,377	132,382,377	—	—
U.S. Government and Agency obligations	10,274,950	—	$10,274,950	—
Short-term investments	825,521	825,521	—	—
Total investments in securities	$296,752,809	$286,477,859	$10,274,950	—

Multi-Index 2030 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$149,751,862	$149,751,862	—	—
Unaffiliated investment companies	158,227,304	158,227,304	—	—
U.S. Government and Agency obligations	14,772,707	—	$14,772,707	—
Short-term investments	1,104,997	1,104,997	—	—
Total investments in securities	$323,856,870	$309,084,163	$14,772,707	—

10	|

	Total value at 11-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2025 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$108,204,788	$108,204,788	—	—
Unaffiliated investment companies	144,847,043	144,847,043	—	—
U.S. Government and Agency obligations	15,646,289	—	$15,646,289	—
Short-term investments	1,306,672	1,306,672	—	—
Total investments in securities	$270,004,792	$254,358,503	$15,646,289	—

Multi-Index 2020 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$41,712,841	$41,712,841	—	—
Unaffiliated investment companies	101,740,634	101,740,634	—	—
U.S. Government and Agency obligations	9,772,259	—	$9,772,259	—
Short-term investments	443,921	443,921	—	—
Total investments in securities	$153,669,655	$143,897,396	$9,772,259	—

Multi-Index 2015 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$11,444,148	$11,444,148	—	—
Unaffiliated investment companies	35,055,710	35,055,710	—	—
U.S. Government and Agency obligations	3,294,105	—	$3,294,105	—
Short-term investments	101,879	101,879	—	—
Total investments in securities	$49,895,842	$46,601,737	$3,294,105	—

Multi-Index 2010 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$5,867,104	$5,867,104	—	—
Unaffiliated investment companies	25,907,726	25,907,726	—	—
U.S. Government and Agency obligations	2,612,323	—	$2,612,323	—
Short-term investments	37,177	37,177	—	—
Total investments in securities	$34,424,330	$31,812,007	$2,612,323	—
Investment in affiliated underlying funds. The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying funds’ net assets.
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multi-Index 2065 Lifetime Portfolio
Strategic Equity Allocation	8,361	—	$98,246	$(520)	$28	$11,777	—	—	$109,531
Multi-Index 2060 Lifetime Portfolio
John Hancock Collateral Trust	1,194	—	$13,618,445	$(13,606,200)	$(295)	—	$399	—	$11,950
|	11

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Equity Allocation	2,364,052	$26,522,066	$2,997,725	$(349,221)	$(25,996)	$1,824,501	—	—	$30,969,075
					$(26,291)	$1,824,501	$399	—	$30,981,025
Multi-Index 2055 Lifetime Portfolio
John Hancock Collateral Trust	—	—	$22,785,960	$(22,785,534)	$(426)	—	$1,003	—	—
Strategic Equity Allocation	5,914,552	$68,900,689	4,974,221	(845,571)	(79,446)	$4,530,736	—	—	$77,480,629
					$(79,872)	$4,530,736	$1,003	—	$77,480,629
Multi-Index 2050 Lifetime Portfolio
John Hancock Collateral Trust	—	—	$13,514,125	$(13,514,125)	—	—	$1,118	—	—
Strategic Equity Allocation	7,858,259	$94,289,457	4,822,194	(2,073,766)	$(180,855)	$6,086,163	—	—	$102,943,193
					$(180,855)	$6,086,163	$1,118	—	$102,943,193
Multi-Index 2045 Lifetime Portfolio
John Hancock Collateral Trust	—	$1,621,582	$20,819,646	$(22,441,132)	$(63)	$(33)	$1,517	—	—
Strategic Equity Allocation	10,424,913	124,440,267	6,594,255	(2,302,238)	(196,876)	8,030,958	—	—	$136,566,366
					$(196,939)	$8,030,925	$1,517	—	$136,566,366
Multi-Index 2040 Lifetime Portfolio
John Hancock Collateral Trust	3,933	—	$45,053,002	$(45,013,234)	$(407)	$(1)	$1,400	—	$39,360
Strategic Equity Allocation	10,846,351	$129,914,226	5,751,043	(1,738,570)	(128,903)	8,289,402	—	—	142,087,198
					$(129,310)	$8,289,401	$1,400	—	$142,126,558
Multi-Index 2035 Lifetime Portfolio
John Hancock Collateral Trust	—	—	$1,100,800	$(1,100,767)	$(33)	—	$25	—	—
Strategic Equity Allocation	11,699,997	$142,958,767	4,812,408	(3,310,583)	(210,070)	$9,019,439	—	—	$153,269,961
					$(210,103)	$9,019,439	$25	—	$153,269,961
Multi-Index 2030 Lifetime Portfolio
John Hancock Collateral Trust	—	$1,435,527	$35,838,581	$(37,272,928)	$(1,152)	$(28)	$2,358	—	—
Strategic Equity Allocation	11,431,440	138,743,442	7,931,914	(5,695,901)	(172,291)	8,944,698	—	—	$149,751,862
					$(173,443)	$8,944,670	$2,358	—	$149,751,862
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multi-Index 2025 Lifetime Portfolio
John Hancock Collateral Trust	77,645	$4,563,276	$59,508,170	$(63,292,008)	$(2,159)	$(274)	$5,094	—	$777,005
Strategic Equity Allocation	8,259,907	102,077,025	6,378,341	(6,629,015)	43,866	6,334,571	—	—	108,204,788
					$41,707	$6,334,297	$5,094	—	$108,981,793
Multi-Index 2020 Lifetime Portfolio
John Hancock Collateral Trust	—	—	$19,015,801	$(19,014,991)	$(810)	—	$1,181	—	—
Strategic Equity Allocation	3,184,186	$41,311,542	2,021,804	(4,102,979)	288,281	$2,194,193	—	—	$41,712,841
					$287,471	$2,194,193	$1,181	—	$41,712,841
Multi-Index 2015 Lifetime Portfolio
John Hancock Collateral Trust	—	—	$5,916,131	$(5,916,027)	$(104)	—	$411	—	—
Strategic Equity Allocation	873,599	$10,667,437	1,345,747	(1,257,308)	125,122	$563,150	—	—	$11,444,148
					$125,018	$563,150	$411	—	$11,444,148
Multi-Index 2010 Lifetime Portfolio
John Hancock Collateral Trust	—	—	$5,060,379	$(5,060,262)	$(117)	—	$263	—	—
Strategic Equity Allocation	447,871	$5,540,522	974,878	(1,000,248)	88,416	$263,536	—	—	$5,867,104
					$88,299	$263,536	$263	—	$5,867,104
For additional information on the portfolios' significant accounting policies and risks, please refer to the portfolios' most recent semiannual or annual shareholder report and prospectus.
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